FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Credit risk (Details) - Credit risk	12 Months Ended
Dec. 31, 2018 item
Credit risk
Financial institutions	20
Accounts receivable | Maximum
Credit risk
Concentration of credit risk percentage	10.00%